Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax income from unrealized gains (losses) on marketable securities	$ 73	$ (36)	$ 0
Tax income unrealized gains (losses) on cash flow hedges	$ 8	$ (7)	$ 0